Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2023
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	As of June 30,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$1,044,647	$115,901
Amounts due from subsidiaries	24,717,918	22,776,226
Prepayments, deposits and other assets, net	37,919	378,836
Total Current Assets	25,800,484	23,270,963

Non-Current assets:
Investments in subsidiaries	46,369,097	50,416,453
Total Assets	$72,169,581	$73,687,416

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payable	32	-
Amounts due to subsidiaries	7,588,546	7,134,543
Total Current Liabilities	7,588,578	7,134,543
Total Liabilities	$7,588,578	$7,134,543

Shareholders’ Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 23,650,122 shares issued and outstanding as of June 30, 2023; 22,444,822 shares issued and outstanding as of June 30, 2022*	2,365	2,244
Additional paid-in capital	58,183,383	55,705,209
Accumulated retained earnings	10,385,849	11,395,668
Accumulated other comprehensive loss	(3,990,594)	(550,248)

Total Shareholders’ Equity	64,581,003	66,552,873

Total Liabilities and Shareholders’ Equity	$72,169,581	$73,687,416

Schedule of Condensed Statements of Comprehensive Income	Condensed statements of comprehensive (loss)/ income
	For the years ended June 30,
	2023	2022	2021

General and administrative expenses	$(3,308,445)	$(7,640,065)	$(6,267,334)
Share of profit in subsidiaries, net (Note a)	3,023,065	12,060,619	13,202,527
Other income	477,909	34,874	6,365
Other expenses	-	-	(124,986)

Income before income tax	192,529	4,455,428	6,816,572
Provision for income tax	-	-	-
Net income	192,529	4,455,428	6,816,572

Other comprehensive income	-	-	-
Foreign currency translation (loss) gain	$(3,440,346)	$(1,780,331)	$2,592,748

Comprehensive (loss) income	$(3,247,817)	$2,675,097	$9,409,320

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the years ended June 30,
	2023	2022	2021
Net cash provided by (used in) operating activities	$1,412,346	$(20,091,683)	$(2,107,118)
Net cash (used in) provided by financing activities	(404,150)	7,395,038	14,799,107
Effect of exchange rate changes on cash	(79,450)	(162,861)	101,905
Net increase (decrease) in cash and cash equivalents	928,746	(12,859,506)	12,793,894
Cash and cash equivalents, at the beginning of the year	$115,901	$12,975,407	$181,513
Cash, cash equivalents at the end of the year	$1,044,647	$115,901	$12,975,407